OTHER INTANGIBLE ASSETS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 4,140	£ 3,808
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Intangible assets	£ 380	£ 380
Discount rate used in current estimate of value in use	9.31%
Growth rate used to extrapolate cash flow projections (in percent)	2.50%
Brands
OTHER INTANGIBLE ASSETS (Details) - Narrative [Line Items]
Amortisation, effect of 1 percent decrease in discount rate utlized	£ 50